Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2016
Share-based Compensation Expenses [Abstract]
Share-based Compensation Expenses
16. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 11,500,000 ordinary shares. In December 2012, the Board of Directors approved an increase in the number of shares available for issuance under the plan to 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan was initially 5,500,000 ordinary shares as of the date of its approval. The number of shares reserved for future issuances under the 2014 Plan will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis. In December 2016, the Board of Directors approved an increase in the number of shares available for issuance under the 2014 Plan to 7,942, 675 ordinary shares.

The share options granted under the 2008 plan have a contractual term of six years, and ones under 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2008 plan, incentive awards are only exercisable upon occurrence of certain defined exercisable events. The Group did not recognize any share-based compensation expense for the awards granted until the completion of the Company’s IPO on May 9, 2014 upon which the performance condition was satisfied.

Share-based compensation expense of RMB39,173, RMB65,143 and RMB92,419 was recognized for the years ended December 31, 2014, 2015 and 2016, respectively.

Share options

The following table summarizes the Company’s option activities:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	share	Exercise	Remaining	Intrinsic
	options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2016	30,081,811	2.94	7.01	71,711
Granted	8,203,575	2.58	—	—
Exercised	(1,510,968)	0.51	—	—
Forfeited	(1,813,853)	2.62	—	—
Modified	(3,630,121)	—	—	—
Outstanding at December 31, 2016	31,330,444	1.86	6.81	34,999
Vested and expected to vest at December 31, 2016	30,229,780	1.83	6.73	34,403
Exercisable at December 31, 2016	14,147,380	1.15	4.33	25,697

On May 15, 2014, the Company modified the exercise price of 576,000 share options granted on April 1, 2014 from US$5.00 to US$3.00. The incremental compensation expense of RMB1,698 was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. The incremental compensation expenses are recognized over the remaining service period of these options.

On December 8, 2014, the Company extended the contract life of 2,159,812 share options granted under 2008 plan from six years to ten years. The incremental compensation expense was insignificant and was recognized immediately since the share options were fully vested.

On March 4, 2016, the Company modified the exercise price of 14,478,293 share options granted under 2014 Plan to US$3.09. The incremental compensation expense of RMB23,197 (US$3,341) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For options already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these options.

On May 31, 2016, the Company modified the exercise price of 7,260,242 share options to US$0.0001 and the number of share options was reduced to 3,630,121. The incremental compensation expense was insignificant and are recognized over the remaining service period.

The total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 were RMB68,094, RMB150,325 and RMB26,587(US$3,829), respectively.

The weighted-average grant date fair value for options granted during the years ended December 31, 2014, 2015 and 2016 was US$3.57, US$2.40and US$1.47, respectively, computed using the binomial option pricing model.

The total fair value of share options vested during the years ended December 31, 2014, 2015, and 2016 was RMB23,849, RMB50,089 and RMB67,727(US$9,755), respectively.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2014	2015	2016

Expected volatility	50%-51.1%	50.9%-51.7%	55.86%-57.49%
Risk-free interest rate	1.99-2.6%	2.09%-2.24%	1.85%-2.4%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	6-10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant	US$3.33-6.98 RMB20.66-43.31	US$4.21-5.26 RMB27.27-34.07	US$2.68-2.97 RMB18.6-20.60

As of December 31, 2016, there was RMB239,158 in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 2.85 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2015 and 2016 were RMB1,694 and RMB1,777, respectively.

The fair value of restricted shares with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value

Outstanding as of January 1, 2016	227,808	4.00
Grant	255,000	2.80
Vested	(79,806)	3.86
Outstanding as of December 31, 2016	403,002	3.27
Vested and expected to vest at December 31, 2016	403,002	3.27

As of December 31, 2016, there was RMB8,610 in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 3.00years.